UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund
The fund's portfolio
1/31/19 (Unaudited)

CONVERTIBLE BONDS AND NOTES (74.0%)(a)
	Principal amount	Value
Aerospace and defense (0.6%)
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	$3,640,000	$4,033,327

		4,033,327
Biotechnology (5.9%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	8,980,000	9,552,969
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	5,340,000	7,403,275
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	8,925,000	9,021,551
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes 0.75%, 5/15/23	3,953,000	3,354,642
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	8,380,000	7,676,533
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	2,745,000	3,721,660

		40,730,630
Broadcasting (2.1%)
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	7,426,000	8,393,608
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	5,735,000	6,039,368

		14,432,976
Cable television (1.3%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	10,972,000	9,320,714

		9,320,714
Capital goods (0.7%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	5,320,000	5,085,510

		5,085,510
Commercial and consumer services (3.0%)
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	8,490,000	12,078,282
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	7,543,000	8,904,383

		20,982,665
Computers (11.2%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	8,716,000	8,318,437
Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20	3,294,000	2,981,070
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	1,870,000	2,661,945
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	4,043,000	7,003,923
MongoDB, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	1,880,000	2,800,433
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	3,830,000	4,376,124
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	5,460,000	5,212,078
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	3,229,000	4,010,638
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	6,020,000	8,651,486
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	7,190,000	12,022,622
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	9,496,000	10,219,795
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	3,845,000	5,322,922
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	4,680,000	4,019,203

		77,600,676
Construction (1.2%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)	3,160,000	3,110,059
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	6,031,000	5,001,961

		8,112,020
Consumer services (2.9%)
Etsy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/23	2,360,000	3,833,525
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	4,874,000	7,220,797
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	4,156,000	4,026,910
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	4,382,000	5,316,286

		20,397,518
Electrical equipment (0.5%)
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	3,522,000	3,718,528

		3,718,528
Electronics (8.3%)
GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20,(F)	2,944,000	294
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	5,010,000	4,929,409
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	4,025,000	9,229,848
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	18,907,000	20,230,490
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	3,960,000	5,215,138
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	7,998,000	9,666,487
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	5,235,000	5,386,213
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	2,020,000	2,571,713

		57,229,592
Entertainment (1.1%)
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23	7,390,000	7,960,345

		7,960,345
Gaming and lottery (0.9%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	4,283,825	6,320,608

		6,320,608
Health-care services (1.7%)
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24, (acquired 8/13/18, cost $2,128,659)(RES)	1,120,000	2,296,000
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	6,515,000	9,137,288

		11,433,288
Insurance (0.2%)
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37	1,054,000	1,219,638

		1,219,638
Investment banking/Brokerage (1.1%)
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	8,160,000	7,684,908

		7,684,908
Media (1.2%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	7,150,000	8,031,559

		8,031,559
Medical technology (2.8%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/19, (China) (In default)(NON)(F)	3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/19, (China) (In default)(NON)(F)	3,544,000	198,464
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	5,421,000	5,523,793
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	6,130,000	6,702,554
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	6,335,000	6,816,878

		19,447,321
Oil and gas (2.7%)
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	6,517,000	4,847,019
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	9,766,000	8,682,843
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	5,079,000	4,799,655

		18,329,517
Pharmaceuticals (4.1%)
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	3,615,000	2,785,361
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	6,783,000	7,503,694
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)	9,221,000	9,034,985
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	4,481,000	4,444,592
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23	4,751,000	4,688,643

		28,457,275
Power producers (1.6%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	9,820,000	10,935,758

		10,935,758
Real estate (1.9%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	5,363,000	5,305,938
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	6,927,000	7,544,196

		12,850,134
Schools (0.9%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	4,216,000	5,990,822

		5,990,822
Shipping (0.8%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	5,693,000	5,611,186

		5,611,186
Software (6.7%)
Alteryx, Inc. 144A cv.sr. unsec. notes 0.50%, 6/1/23	3,770,000	6,552,848
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	3,098,000	6,223,262
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	3,903,000	7,472,614
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	3,033,000	4,215,209
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	4,783,000	8,635,085
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	1,200,000	2,895,908
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	7,906,000	10,686,714

		46,681,640
Technology services (6.0%)
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	3,565,000	4,590,540
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	7,879,000	7,898,698
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	4,450,000	5,331,300
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	10,325,000	10,739,621
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	7,780,000	7,253,870
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	5,383,000	5,586,381

		41,400,410
Telecommunications (1.9%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)	5,121,000	512
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	6,203,000	7,947,538
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23	2,980,000	5,045,438

		12,993,488
Telephone (0.3%)
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	2,060,000	2,196,388

		2,196,388
Trucks and parts (0.4%)
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	4,018,000	2,443,036

		2,443,036

Total convertible bonds and notes (cost $488,457,358)		$511,631,477

CONVERTIBLE PREFERRED STOCKS (17.6%)(a)
	Shares	Value
Banking (3.3%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.(S)	11,940	$15,474,539
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	5,588	7,202,234

		22,676,773
Chemicals (1.4%)
International Flavors & Fragrances, Inc. $3.00 cv. pfd.	176,480	9,436,386

		9,436,386
Electric utilities (3.6%)
DTE Energy Co. $3.25 cv. pfd.	87,755	4,740,604
NextEra Energy, Inc. $3.06 cv. pfd.(S)	141,415	8,387,324
Sempra Energy Ser. A, $6.00 cv. pfd.	115,655	11,756,886

		24,884,814
Electrical equipment (1.5%)
Fortive Corp. Ser. A, 5.00% cv. pfd.	10,880	10,625,883

		10,625,883
Financial (0.7%)
AMG Capital Trust II $2.575 cv. pfd.	102,985	5,058,273

		5,058,273
Manufacturing (0.5%)
Rexnord Corp. Ser. A, $2.88 cv. pfd.	63,703	3,523,413

		3,523,413
Medical technology (2.3%)
Becton Dickinson and Co. (BD) Ser. A, $3.063 cv. pfd.	253,325	15,718,310

		15,718,310
Power producers (0.5%)
Vistra Energy Corp. $7.00 cv. pfd.	32,928	3,179,689

		3,179,689
Real estate (1.8%)
Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	145,767	5,135,794
iStar, Inc. Ser. J, $2.25 cv. pfd.(R)	61,040	2,671,696
QTS Realty Trust, Inc. Ser. B, $6.50 cv. pfd.	47,109	4,874,764

		12,682,254
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	7,085

		7,085
Technology services (0.4%)
Mandatory Exchangeable Trust Securities 144A $5.75 cv. pfd.	15,279	2,888,495

		2,888,495
Telecommunications (1.6%)
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	9,728	10,646,432

		10,646,432

Total convertible preferred stocks (cost $110,499,998)		$121,327,807

COMMON STOCKS (4.0%)(a)
	Shares	Value
Bank of America Corp.	114,975	$3,273,338
Danaher Corp.	58,765	6,518,214
GT Advanced Technologies, Inc.(NON)(F)	476	5
Hess Corp.	137,790	7,440,637
Lam Research Corp.	12,085	2,049,374
Stanley Black & Decker, Inc.	38,260	4,837,594
T-Mobile US, Inc.(NON)	29,411	2,047,594
World Wrestling Entertainment, Inc. Class A	20,815	1,713,904

Total common stocks (cost $26,709,051)		$27,880,660

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Talos Production, LLC/Talos Production Finance, Inc. company guaranty notes 11.00%, 4/3/22 (acquired various dates from 5/8/18 to 6/6/18, cost $1,870,030)(RES)	$1,788,508	$1,846,635

Total corporate bonds and notes (cost $1,864,683)		$1,846,635

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
GT Advanced Technologies, Inc.(F)	3/17/19	$0.00	487	$5
GT Advanced Technologies, Inc.(F)	3/17/19	0.00	331	3

Total warrants (cost $91,926)				$8

SHORT-TERM INVESTMENTS (5.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.65%(AFF)	22,006,450	$22,006,450
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	16,521,392	16,521,392

Total short-term investments (cost $38,527,842)		$38,527,842
TOTAL INVESTMENTS

Total investments (cost $666,150,858)		$701,214,429

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $690,969,646.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,142,635, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,768,880	$57,150,601	$54,398,089	$108,669	$16,521,392
	Putnam Short Term Investment Fund**	49,444,063	43,726,753	71,164,366	186,036	22,006,450

	Total Short-term investments	$63,212,943	$100,877,354	$125,562,455	$294,705	$38,527,842
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $16,521,392, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,338,665.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,047,594	$—	$—
Conglomerates	6,518,214	—	—
Consumer cyclicals	6,551,498	—	—
Energy	7,440,637	—	—
Financials	3,273,338	—	—
Technology	2,049,374	—	5

Total common stocks	27,880,655	—	5
Convertible bonds and notes	—	511,226,575	404,902
Convertible preferred stocks	—	121,327,807	—
Corporate bonds and notes	—	1,846,635	—
Warrants	—	—	8
Short-term investments	22,006,450	16,521,392	—

Totals by level	$49,887,105	$650,922,409	$404,915
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$8	$—

Total	$8	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	800
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019